Share capital and additional paidin capital (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Beginning balance, amount	¥ 383,500	¥ 383,500	¥ 383,499
Shares issued during the year, Amount		0	1
Ending balance, amount	383,500	383,500	383,500
Non-controlling interests [Member]
Statement [Line Items]
Beginning balance, amount	95,875	95,875	95,875
Shares issued during the year, Amount		0	0
Ending balance, amount	¥ 95,875	¥ 95,875	¥ 95,875
Number of shares [Member]
Statement [Line Items]
Shares issued during the year, Shares	1,070	269	862
Beginning balance, shares	1,001,131	1,000,862	1,000,000
Ending balance, shares	1,002,201	1,001,131	1,000,862
Total Equity [member]
Statement [Line Items]
Beginning balance, amount	¥ 479,375	¥ 479,375	¥ 479,374
Shares issued during the year, Amount			1
Ending balance, amount	479,375	479,375	479,375
Ordinary Shares [Member]
Statement [Line Items]
Beginning balance, amount	326	326	325
Shares issued during the year, Amount			1
Ending balance, amount	326	326	326
Additional paid-in capital
Statement [Line Items]
Beginning balance, amount	383,174	383,174	383,174
Shares issued during the year, Amount		0	0
Ending balance, amount	¥ 383,174	¥ 383,174	¥ 383,174